Related Parties - Transactions And Balances With Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	$ 32,673	$ 25,133
Transactions with key management personnel	1,075	1,628	$ 338
Credit Cards Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	4,975	6,287
Transactions with key management personnel	1,131	1,484	2,061
Overdrafts Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	30	5
Transactions with key management personnel			20
Mortgage With Key Management Personnel Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	1,190	1,713
Transactions with key management personnel	$ 255	$ 378	$ 606